Principal accounting policies - Revenue recognition and cost of revenues - Contract balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Revenue recognized relating to deferred revenue as of January 1	$ 18,795	$ 15,760